Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	5.06385%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,397,491.21

Principal:
Principal Collections	$15,102,946.76
Prepayments in Full	$6,552,461.14
Liquidation Proceeds	$290,060.15
Recoveries	$161,592.75
Sub Total	$22,107,060.80
Collections	$23,504,552.01

Purchase Amounts:
Purchase Amounts Related to Principal	$205,839.28
Purchase Amounts Related to Interest	$1,141.46
Sub Total	$206,980.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,711,532.75

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,711,532.75
Servicing Fee	$323,171.74	$323,171.74	$0.00	$0.00	$23,388,361.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,388,361.01
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,388,361.01
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,388,361.01
Interest - Class A-3 Notes	$813,752.07	$813,752.07	$0.00	$0.00	$22,574,608.94
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$22,243,358.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,243,358.94
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$22,046,616.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,046,616.94
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$21,905,035.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,905,035.27
Regular Principal Payment	$19,939,704.68	$19,939,704.68	$0.00	$0.00	$1,965,330.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,965,330.59
Residual Released to Depositor	$0.00	$1,965,330.59	$0.00	$0.00	$0.00
Total		$23,711,532.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,939,704.68
Total					$19,939,704.68

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,939,704.68	$43.32	$813,752.07	$1.77	$20,753,456.75	$45.09
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$19,939,704.68	$15.15	$1,483,325.74	$1.13	$21,423,030.42	$16.28

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$185,294,589.12	0.4025168	$165,354,884.44	0.3592016
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$326,074,589.12	0.2478185	$306,134,884.44	0.2326642

Pool Information
Weighted Average APR	4.316%	4.350%
Weighted Average Remaining Term	31.37	30.69
Number of Receivables Outstanding	21,351	20,616
Pool Balance	$387,806,082.47	$365,291,997.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$354,260,097.23	$333,982,681.27
Pool Factor	0.2635840	0.2482816

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$31,309,316.12
Targeted Overcollateralization Amount	$59,157,112.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$59,157,112.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$362,777.75
(Recoveries)		72	$161,592.75
Net Loss for Current Collection Period			$201,185.00
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6225%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0468%
Second Prior Collection Period			-0.2187%
Prior Collection Period			0.3590%
Current Collection Period			0.6411%
Four Month Average (Current and Prior Three Collection Periods)			0.4570%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,132	$11,679,646.70
(Cumulative Recoveries)			$2,059,145.68
Cumulative Net Loss for All Collection Periods			$9,620,501.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6539%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,478.26
Average Net Loss for Receivables that have experienced a Realized Loss			$4,512.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.78%	243	$6,490,532.85
61-90 Days Delinquent	0.32%	54	$1,178,104.10
91-120 Days Delinquent	0.09%	11	$345,465.37
Over 120 Days Delinquent	0.25%	30	$896,300.46
Total Delinquent Receivables	2.44%	338	$8,910,402.78

Repossession Inventory:
Repossessed in the Current Collection Period		19	$552,505.47
Total Repossessed Inventory		27	$785,787.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4034%
Prior Collection Period			0.3747%
Current Collection Period			0.4608%
Three Month Average			0.4130%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6624%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	81	$2,248,375.54
2 Months Extended	124	$3,366,232.42
3+ Months Extended	22	$626,256.25

Total Receivables Extended	227	$6,240,864.21
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer